Long-Term Debt and Lines of Credit (Tables)	12 Months Ended
Dec. 31, 2015
Long-Term Debt and Lines of Credit [Abstract]
Debt Outstanding

	December 31,
	2015	2014
Revolver	$-	$50,000
Term loan	91,250	97,500
Total	91,250	147,500
Current portion of term loan	(7,500)	(6,250)
Long-term debt	$83,750	$141,250

Schedule of Principal Payments of the Term Loan

2016	$7,500
2017	8,750
2018	10,000
2019	65,000
$91,250

Interest Paid During Period

2015	$2,988
2014	4,322
2013	4,744

Financial Debt Covenants

Description	Requirement	Chemed

Leverage Ratio (Consolidated Indebtedness/Consolidated Adj. EBITDA)	< 3.50 to 1.00	0.54 to 1.00

Fixed Charge Coverage Ratio (Consolidated Free Cash Flow/Consolidated
Fixed Charges)	> 1.50 to 1.00	2.18 to 1.00

Annual Operating Lease Commitment	< $50.0 million	$25.5 million